Intangible Assets	12 Months Ended
Feb. 28, 2023
Disclosure Of Intangible Assets Text Block Abstract
INTANGIBLE ASSETS

7. INTANGIBLE ASSETS

Figures in Rand thousands	Product development costs	Computer software	Trade name	Customer relationship	Total

At February 28, 2023
Cost	144,922	34,039	782	6,385	186,128
Accumulated amortization	(76,621)	(20,281)	(391)	(3,193)	(100,486)
Carrying value	68,301	13,758	391	3,192	85,642

At February 28, 2022
Cost	123,036	24,680	782	6,385	154,883
Accumulated amortization	(63,299)	(13,359)	(130)	(1,064)	(77,852)
Carrying value	59,737	11,321	652	5,321	77,031

Staff costs of ZAR 38.8 million (2022: ZAR 40.8 million) have been capitalized to product development costs with regard to the development of new generation telematics hardware and platform software which was deployed in the current financial year.

Reconciliation of the carrying value of intangible assets

Figures in Rand thousands	Note	Product development costs	Computer software	Trade name	Customer relationship	Total

At February 28, 2023
Beginning balance		59,737	11,321	652	5,321	77,031
Additions		38,837	7,816	–	–	46,653
Amortization		(42,638)	(6,115)	(261)	(2,129)	(51,143)
Translation adjustments		12,365	736	–	–	13,101
Ending balance		68,301	13,758	391	3,192	85,642

At February 28, 2022
Beginning balance		53,644	5,695	–	–	59,339
Acquisition of subsidiary	28	–	6,218	782	6,385	13,385
Additions		40,787	3,029	–	–	43,816
Amortization		(34,288)	(3,596)	(130)	(1,064)	(39,078)
Translation adjustments		(406)	(25)	–	–	(431)
Ending balance		59,737	11,321	652	5,321	77,031